Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 79,022
Undistributed earnings of foreign subsidiaries			$ 61,897
Deduction percentage to offset income tax liability			50.00%
Limitation of net operating losses deduction			80.00%
Tax cut and job act impact description			The Tax Act also established new tax laws that came into effect on January 1, 2018, including, but not limited to: (a) the elimination of the corporate alternative minimum tax (AMT); (b) the creation of the base erosion anti-abuse tax (BEAT), a new minimum tax; (c) a general elimination of U.S. federal income taxes on dividends from foreign subsidiaries -participation exemption system-; (d) a new provision designed to tax global intangible low-taxed income (GILTI), which allows for the possibility of using foreign tax credits (FTCs) and a deduction of up to 50 percent to offset income tax liability (subject to some limitations); (e) a new limitation on deductible interest expense; (f) the repeal of the domestic production activity deduction; (g) limitations on the deductibility of certain executive compensation; (h) limitations on the use of FTCs to reduce the U.S. income tax liability; and (i) limitations on net operating losses (NOLs) generated after December 31, 2017, to 80 percent of taxable income and the elimination of expiration rules.
Argentina [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 5,068
NOLs carryforwards expiration description			Five fiscal years expiration.
Net operating loss carryforward expiration period			5 years
Effective income tax rate			30.00%	35.00%
Dividend withholding tax rate			7.00%
Percentage value of foreign entity subject to income tax on indirect sale			30.00%
Argentina [member] | Scenario, Forecast [member]
Income Tax [Line Items]
Effective income tax rate	25.00%	30.00%
Dividend withholding tax rate	13.00%	7.00%
Brazil [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 46,292
Percentage of taxable income			30.00%
NOLs carryforwards expiration description			No expiration but offset limitation of 30% of the taxable income by fiscal year.
USA [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 6,851
Percentage of taxable income			90.00%
NOLs carryforwards expiration description			Expiration after 20 years, but offset limitation of 90% of the taxable income by fiscal year.
Net operating loss carryforward expiration period			20 years
Colombia [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 5,371
NOLs carryforwards expiration description			Twelve fiscal years expiration in general.
Net operating loss carryforward expiration period			12 years
Venezuela [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 64
Percentage of taxable income			25.00%
NOLs carryforwards expiration description			Three fiscal years expiration, but offset limitation of 25% of the taxable income by fiscal year.
Net operating loss carryforward expiration period			3 years
Peru [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 3,574
Percentage of taxable income			50.00%
NOLs carryforwards expiration description			No expiration, but offset limitation of 50% of the taxable income by fiscal year.
Mexico [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 9,858
NOLs carryforwards expiration description			Ten fiscal years expiration.
Net operating loss carryforward expiration period			10 years
Uruguay [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 1,220
NOLs carryforwards expiration description			Five fiscal years expiration.
Net operating loss carryforward expiration period			5 years
Panama [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 397
NOLs carryforwards expiration description			Five fiscal years expiration.
Net operating loss carryforward expiration period			5 years
Spain [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 219
NOLs carryforwards expiration description			No expiration.
Ecuador [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 108
NOLs carryforwards expiration description			Five fiscal years expiration.
Net operating loss carryforward expiration period			5 years